Stockholders' Equity - Summary of Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-Based Payment Arrangement [Abstract]
Stock Options, Beginning Balance	3,503,527		900,352	670,629
Stock Options, Granted	782,061	3,533,627		299,760
Stock Options, Canceled and forfeited	(1,257,927)	(30,100)	(84,373)	(70,037)
Stock Options, Ending balance	3,027,661	3,503,527		900,352	670,629
Weighted Average Exercise Price, Beginning balance	$ 10.50		$ 18.79	$ 16.96
Weighted Average Exercise Price, Granted	3.85	$ 10.50		22.50
Weighted Average Exercise Price, Canceled and forfeited	10.50	10.50	$ 18.31	17.08
Weighted Average Exercise Price, Ending balance	$ 8.80	$ 10.50		$ 18.79	$ 16.96
Weighted-Average Remaining Contractual Life, Granted	3 years 2 months 19 days	3 years 2 months 19 days
Weighted-Average Remaining Contractual Life	2 years 10 months 24 days	3 years 2 months 19 days		2 years 11 months 26 days	2 years 11 months 23 days